UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                   FORM N-CSR
                                    ________

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of registrant as specified in charter)
                                    ________

                                SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
              (Address of principal executive offices) (Zip code)
                                    ________

                                SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                   DATE OF FISCAL YEAR END:  OCTOBER 31, 2017

                  DATE OF REPORTING PERIOD:  OCTOBER 31, 2017

ITEM 1. REPORTS TO STOCKHOLDERS.


                       The Advisors' Inner Circle Fund II


                                [LOGO OMITTED]


                         CARDINAL SMALL CAP VALUE FUND

                        ANNUAL REPORT | OCTOBER 31, 2017




--------------------------------------------------------------------------------









                              INVESTMENT ADVISER:
                      CARDINAL CAPITAL MANAGEMENT, L.L.C.


--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND II                            CARDINAL SMALL CAP
                                                              VALUE FUND
                                                              OCTOBER 31, 2017

--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

Shareholder Letter ..........................................................  1
Schedule of Investments .....................................................  5
Statement of Assets and Liabilities .........................................  8
Statement of Operations .....................................................  9
Statement of Changes in Net Assets .......................................... 10
Financial Highlights ........................................................ 11
Notes to Financial Statements ............................................... 12
Report of Registered Public Accounting Firm ................................. 20
Disclosure of Fund Expenses ................................................. 21
Trustees and Officers of the Advisors' Inner Circle Fund II ................. 24
Notice to Shareholders ...................................................... 30



The Fund files its complete schedule of investments of fund holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to fund securities, as well as information relating to how the Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, will be available (i) without charge, upon request, by calling 1-844-CCM-SEIC (1-844-226-7342); and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND II                            CARDINAL SMALL CAP
                                                              VALUE FUND
                                                              OCTOBER 31, 2017
                                                              (UNAUDITED)
--------------------------------------------------------------------------------

Dear Fellow Shareholders,

Cardinal is pleased to share with you the Annual Report for the Cardinal Small Cap Value Fund (the "Fund") for the period November 1, 2016 through October 31, 2017. The report contains information on the holdings of the Fund along with financial highlights and a Statement of Operations.

For the twelve months ended October 31, 2017, the Fund returned 23.30% while the Russell 2000 Value Index returned 24.81% . Domestic economic data was mixed during the year, although better than most developed economies. Small cap stocks rose sharply in November following the U.S Presidential election, and again in September after the President presented his tax reform plan. Prior to the unveiling of the tax reform plan, small cap value stocks posted negative returns in 2017 after the Republican controlled Congress failed to repeal and replace the Affordable Care and Act, diminishing the likelihood that the administration could pass tax or regulatory reform. The Federal Reserve increased short-term interest rates late in 2016 and twice in 2017. Nonetheless, long-term government bond yields fell as investors became skeptical that meaningful fiscal stimulus would materialize which led to a flattening of the yield curve. The dollar declined as prospects for economic growth in Europe and other large international economies improved but rebounded in September following the Fed's upbeat economic outlook. U.S. corporate profits rose at a relatively steady pace as headwinds from lower commodity prices subsided and consumer confidence and spending increased. Even with political turmoil at home and abroad, U.S. equity market volatility had been remarkably low despite valuations that remained high.

During this period, the Fund lagged its benchmark primarily due to stock selection in the consumer discretionary and real estate sectors, and holding residual cash in a rising market. Within consumer discretionary, shares of SeaWorld Entertainment, a theme park and entertainment company, declined after the Company lowered FY2017 guidance due to increased marketing spending to improve attendance. The position was sold as a slower than expected turnaround resulted in a narrow margin of safety relative to the company's debt load. Within real estate, shares of New York REIT, a real estate investment company in the process of liquidation, declined on the disappointing auction of its interest in One Worldwide Plaza, its largest asset. The position was sold after it was announced the Trust was to retain a 51% interest in the building and transfer it into a nontraded liquidating trust, which the Fund cannot own. Other notable detractors included PDF Solutions and the Fund's energy investments. Shares of PDF Solutions, which provides software and services to semiconductor foundries, declined after the Company reduced earnings expectations on a slower than anticipated recovery in royalty revenues. In energy, the share prices of the Fund's exploration and production

THE ADVISORS' INNER CIRCLE FUND II                            CARDINAL SMALL CAP
                                                              VALUE FUND
                                                              OCTOBER 31, 2017
                                                              (UNAUDITED)
--------------------------------------------------------------------------------

investments fell despite higher oil prices on increased concerns over the fundamentals of the Permian Basin. Simply put, less robust well results in terms of oil/gas mix, more difficulty in contracting completion crews and the rising cost of other oil services costs have made it harder for operators to grow oil and gas production as rapidly and cost effectively as expected. As we believe these as issues are largely transitory and the underlying economics remain attractive, we have added to our positions.

Contributors to relative performance included stock selection in the consumer staples, health care, and telecommunications sectors. Within consumer staples, shares of MGP Ingredients, an industrial and beverage alcohol producer, rose on growing enthusiasm over the potential value of the Company's aged whiskey inventory. Within health care, shares of Ligand Pharmaceuticals rose amid broad strength in biotechnology stocks, as royalty revenues ramped with growing sales of key licensed products, and several positive developments in partnered programs. Within telecommunication services, the share price of Wi-Fi provider Boingo Wireless rose sharply on better than expected results and increased guidance. Other notable contributors included BGC Partners and IAC/ InterActiveCorp. Shares of BGC partners, a financial services and real estate broker, climbed significantly after the announcement of its intention to spin-off its real estate services business, Newmark Knight Frank, and the subsequent acquisition of Berkley Point, a multifamily loan originator and servicer, which should substantially boost the growth of its real estate business and offer material cross-selling opportunities. Shares of IAC/InterActiveCorp, an online services provider, rose sharply on the news of its accretive acquisition of Angie's List and merger with its Home Advisor subsidiary as well as the significant increase in the share price of the Match Group, its 83% owned subsidiary, on the successful launch of Tinder Gold.

Cardinal's near-term outlook for equities remains cautious as valuations are full although most economic indicators point to steady domestic economic growth for the balance of the year. The market is anticipating one more interest rate hike in 2017. However, with low inflation and international monetary policy accommodative, long-term interest rates in the U.S. remain quite low. This environment has been supportive of higher equity prices, especially with economic fundamentals improving across much of the developed world. The mergers and acquisitions market remains active which should continue as long as capital is available and inexpensive and high levels of shareholder activism continue to lead to corporate break-ups and sales of non-core assets.

Consistent with Cardinal's investment discipline, the focus of the investment team remains on the stocks of companies where business performance is generally less dependent on the growth rate of the U.S. economy. By attempting to limit macroeconomic

THE ADVISORS' INNER CIRCLE FUND II                            CARDINAL SMALL CAP
                                                              VALUE FUND
                                                              OCTOBER 31, 2017
                                                              (UNAUDITED)
--------------------------------------------------------------------------------

risks and taking them only when the portfolio managers feel that they are being adequately compensated, Cardinal believes that overall portfolio risk is reduced because tools under management's control are generally more dependable. Looking ahead, Cardinal's portfolio companies continue to redeploy their free cash flow through share re-purchases, dividends and opportunistic acquisitions which should bode well for future value creation.

                        DEFINITION OF COMPARATIVE INDEX

The Russell 2000 Value Index measures the performance of the small-cap value segment of the U.S. equity universe. It includes those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.

THE ADVISORS' INNER CIRCLE FUND II                  CARDINAL SMALL CAP
                                                    VALUE FUND
                                                    OCTOBER 31, 2017 (UNAUDITED)
--------------------------------------------------------------------------------

      Comparison of the Change in Value of a $1,000,000 investment in the
         Cardinal Small Cap Value Fund, Institutional Class Shares, versus the Russell 2000 Value Index

--------------------------------------------------------------------------------
                                 AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR
                                          ENDED OCTOBER 31, 2017*
--------------------------------------------------------------------------------
                                                      ANNUALIZED INCEPTION
                                 ONE YEAR RETURN            TO DATE**
--------------------------------------------------------------------------------
  Institutional Class Shares          23.30%                 8.71%
--------------------------------------------------------------------------------
  Russell 2000 Value Index            24.81%                 6.29%
--------------------------------------------------------------------------------

                 [LINE GRAPH OMITTED - PLOT POINTS AS FOLLOWS]

-------------------------------------------------------------------------------------------------------------
      Initial Investment Date       4/1/14         Oct 14         Oct 15          Oct 16          Oct 17
-------------------------------------------------------------------------------------------------------------
Cardinal Small Cap Value Fund     $1,000,000      $993,000      $1,029,092      $1,093,602      $1,348,449
-------------------------------------------------------------------------------------------------------------
Russell 2000 Value Index          $1,000,000      $989,934        $961,444      $1,046,164      $1,305,708
-------------------------------------------------------------------------------------------------------------

* IF THE ADVISER HAD NOT LIMITED CERTAIN EXPENSES, THE FUND'S TOTAL RETURN WOULD HAVE BEEN LOWER.

** THE FUND COMMENCED OPERATIONS ON APRIL 1, 2014.


THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE PERFORMANCE AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF THE FUTURE RESULTS OF THE FUND.

THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF ALL DIVIDENDS AND ALL CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A FUND'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE PERFORMANCE WOULD HAVE BEEN LOWER. PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY IN AN UNMANAGED INDEX.

THERE ARE NO ASSURANCES THAT THE FUND WILL MEET ITS STATED OBJECTIVES. THE FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL SECURITIES.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

SEE DEFINITION OF COMPARATIVE INDEX ON PAGE 2.

THE ADVISORS' INNER CIRCLE FUND II                            CARDINAL SMALL CAP
                                                              VALUE FUND
                                                              OCTOBER 31, 2017
--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)+
--------------------------------------------------------------------------------

27.1% Financials
18.7% Industrials
14.6% Information Technology
8.7% Consumer Discretionary
8.2% Real Estate
5.1% Consumer Staples
4.8% Short-Term Investment
4.4% Materials
4.4% Energy
3.5% Health Care
0.5% Telecommunication Services

+ PERCENTAGES BASED ON TOTAL INVESTMENTS.

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS

COMMON STOCK -- 95.2%++
--------------------------------------------------------------------------------

                                                     SHARES           VALUE
                                                    --------      -------------
CONSUMER DISCRETIONARY -- 8.7%
  Del Frisco's Restaurant Group* ..................  32,942       $     457,894
  Lithia Motors, Cl A .............................   9,129           1,033,220
  Nexstar Media Group, Cl A .......................  15,788           1,007,275
  Oxford Industries ...............................  12,320             795,872
  Six Flags Entertainment .........................   8,508             534,217
                                                                  -------------
                                                                      3,828,478
                                                                  -------------
CONSUMER STAPLES -- 5.1%
  Calavo Growers ..................................  12,552             925,082
  Hostess Brands, Cl A* ...........................  32,820             378,415
  MGP Ingredients .................................  14,082             957,013
                                                                  -------------
                                                                      2,260,510
                                                                  -------------
ENERGY -- 4.4%
  Callon Petroleum * ..............................  76,598             849,472
  Laredo Petroleum * ..............................  46,156             550,179
  Resolute Energy * ...............................  17,896             537,417
                                                                  -------------
                                                                      1,937,068
                                                                  -------------
FINANCIALS -- 27.1%
  BGC Partners, Cl A ..............................  86,960           1,319,183
  Columbia Banking System .........................  38,714           1,684,446
  FB Financial * ..................................   8,874             362,680
  First Merchants .................................  23,127             994,461
  FirstCash .......................................   8,821             563,221
  Lakeland Bancorp ................................  52,942           1,087,958
  MB Financial ....................................  35,185           1,616,399
  Pacific Premier * ...............................  27,973           1,130,109
  PacWest Bancorp .................................  22,967           1,109,765


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                            CARDINAL SMALL CAP
                                                              VALUE FUND
                                                              OCTOBER 31, 2017
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                     SHARES           VALUE
                                                   ---------      -------------
FINANCIALS -- CONTINUED
  Park Sterling ...................................  31,143       $     391,468
  SLM * ...........................................  39,751             420,963
  South State .....................................   7,583             682,849
  United Bankshares ...............................  16,251             584,224
                                                                  -------------
                                                                     11,947,726
                                                                  -------------
HEALTH CARE -- 3.5%
  Ligand Pharmaceuticals * ........................  10,742           1,561,350
                                                                  -------------
INDUSTRIALS -- 18.7%
  Advisory Board * ................................  10,627             573,061
  BWX Technologies, Cl W ..........................  17,379           1,041,350
  CBIZ * ..........................................  70,021           1,186,856
  Genesee & Wyoming, Cl A * .......................  19,490           1,398,992
  InnerWorkings * .................................  50,429             548,668
  Kaman ...........................................  18,807           1,052,064
  KAR Auction Services ............................  25,392           1,201,803
  Teledyne Technologies * .........................   7,211           1,225,581
                                                                  -------------
                                                                      8,228,375
                                                                  -------------
INFORMATION TECHNOLOGY -- 14.6%
  ACI Worldwide * .................................  46,569           1,121,382
  ANGI Homeservices * .............................   6,644              83,050
  CommerceHub, Cl C * .............................  29,001             618,591
  Convergys .......................................   5,789             148,951
  CTS .............................................  28,962             787,766
  IAC * ...........................................   4,522             583,564
  j2 Global .......................................   9,121             676,231
  Match Group * ...................................  21,489             574,616
  PDF Solutions * .................................  55,081             806,937
  Silicon Motion Technology ADR ...................  21,136           1,023,405
                                                                   ------------
                                                                      6,424,493
                                                                  -------------
MATERIALS -- 4.4%
  Silgan Holdings .................................  43,077           1,260,002
  Valvoline .......................................  28,733             690,167
                                                                  -------------
                                                                      1,950,169
                                                                  -------------
REAL ESTATE -- 8.2%
  Community Healthcare Trust +++ * ................  15,698             430,596



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                            CARDINAL SMALL CAP
                                                              VALUE FUND
                                                              OCTOBER 31, 2017
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                     SHARES           VALUE
                                                   ---------      -------------
REAL ESTATE -- CONTINUED
  Hersha Hospitality Trust, Cl A +++ ...............  9,658       $     170,850
  Howard Hughes ....................................  9,129           1,165,134
  Medical Properties Trust +++ ..................... 93,533           1,237,442
  Starwood Waypoint Homes +++ ...................... 17,256             626,565
                                                                  -------------
                                                                      3,630,587
                                                                  -------------
TELECOMMUNICATION SERVICES -- 0.5%
  Boingo Wireless * ................................  9,856             230,433
                                                                  -------------


  TOTAL COMMON STOCK
    (Cost $37,254,453) .............................                 41,999,189
                                                                  -------------

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT(A) -- 4.8%
--------------------------------------------------------------------------------
  SEI Daily Income Trust Government
   Fund, Cl A, 0.870%
    (Cost $2,117,875)                             2,117,875           2,117,875
                                                                  -------------
TOTAL INVESTMENTS-- 100.0%
    (Cost $39,372,328) .............................              $  44,117,064
                                                                  -------------

     PERCENTAGES ARE BASED ON NET ASSETS OF $44,100,060.

*    NON-INCOME PRODUCING SECURITY.

++ MORE NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING PERIODS.

+++  REAL ESTATE INVESTMENT TRUST.

(A)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF OCTOBER 31, 2017.

ADR -- American Depositary Receipt
Cl -- Class




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                            CARDINAL SMALL CAP
                                                              VALUE FUND
                                                              OCTOBER 31, 2017
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

ASSETS:
Investments, at Value (Cost $39,372,328) ........................  $ 44,117,064
Receivable for Investment Securities Sold .......................       166,205
Receivable for Capital Shares Sold ..............................        57,265
Dividend Receivable .............................................        12,974
Prepaid Expenses ................................................        15,141
                                                                   ------------
  TOTAL ASSETS ..................................................    44,368,649
                                                                   ------------
LIABILITIES:
Payable for Capital Shares Redeemed .............................       137,083
Payable for Investment Securities Purchased .....................        70,793
Payable due to Adviser ..........................................        13,778
Payable due to Administrator ....................................         9,342
Payable due to Trustees .........................................         4,286
Chief Compliance Officer Fees Payable ...........................         1,967
Other Accrued Expenses ..........................................        31,340
                                                                   ------------
  TOTAL LIABILITIES .............................................       268,589
                                                                   ------------
NET ASSETS ......................................................  $ 44,100,060
                                                                   ============
NET ASSETS CONSIST OF:
Paid-in Capital .................................................  $ 37,381,742
Undistributed Net Investment Income .............................        37,102
Accumulated Net Realized Gain on Investments ....................     1,936,480
Net Unrealized Appreciation on Investments ......................     4,744,736
                                                                   ------------
NET ASSETS ......................................................  $ 44,100,060
                                                                   ============
NET ASSET VALUE AND OFFERING PRICE PER SHARE-
  INSTITUTIONAL CLASS SHARES
  ($44,100,060 / 3,412,183 shares)
  (UNLIMITED AUTHORIZATION -- NO PAR VALUE) .....................  $      12.92
                                                                   ============


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                            CARDINAL SMALL CAP
                                                              VALUE FUND
                                                              OCTOBER 31, 2017
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Dividends .......................................................  $    427,043
                                                                   ------------
  TOTAL INVESTMENT INCOME .......................................       427,043
                                                                   ------------
EXPENSES:
Investment Advisory Fees ........................................       248,092
Administration Fees .............................................       110,000
Trustees' Fees ..................................................        15,127
Chief Compliance Officer Fees ...................................         5,730
Legal Fees ......................................................        29,310
Transfer Agent Fees .............................................        26,114
Audit Fees ......................................................        25,531
Registration and Filing Fees ....................................        24,839
Printing Fees ...................................................        10,727
Custodian Fees ..................................................         5,000
Other Expenses ..................................................         8,660
                                                                   ------------
  TOTAL EXPENSES ................................................       509,130
                                                                   ------------
Less:
  Waiver of Investment Advisory Fees ............................      (154,714)
                                                                   ------------
  NET EXPENSES ..................................................       354,416
                                                                   ------------
NET INVESTMENT INCOME ...........................................        72,627
                                                                   ------------
NET REALIZED GAIN ON INVESTMENTS ................................     2,132,282
                                                                   ------------
NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS ............     3,830,578
                                                                   ------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS .................     5,962,860
                                                                   ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ............  $  6,035,487
                                                                   ============



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                            CARDINAL SMALL CAP
                                                              VALUE FUND
                                                              OCTOBER 31, 2017
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         YEAR               YEAR
                                                         ENDED              ENDED
                                                       OCTOBER 31,       OCTOBER 31,
                                                          2017              2016
                                                     ------------        ------------
OPERATIONS:
  Net Investment Income ..........................   $     72,627        $     79,762
  Net Realized Gain on Investments ...............      2,132,282             128,601
  Net Change in Unrealized Appreciation on
  Investments ....................................      3,830,578             949,407
                                                     ------------        ------------
  NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS .....................................      6,035,487           1,157,770
                                                     ------------        ------------
DIVIDENDS AND DISTRIBUTIONS:
  Dividends from Net Investment Income:
     Institutional Class Shares ..................       (117,446)           (117,923)
                                                     ------------        ------------
  Distributions from Net Capital Gains:
     Institutional Class Shares ..................       (292,400)            (75,926)
                                                     ------------        ------------
TOTAL DIVIDENDS AND DISTRIBUTIONS ................       (409,846)           (193,849)
                                                     ------------        ------------
CAPITAL SHARE TRANSACTIONS:(1)
  Institutional Class Shares:
     Issued ......................................     29,480,614          13,851,647
     Reinvestment of Distributions ...............        294,978             159,838
     Redeemed ....................................     (9,220,820)         (7,086,790)
                                                     ------------        ------------
  INCREASE IN NET ASSETS FROM INSTITUTIONAL CLASS
     SHARES TRANSACTIONS .........................     20,554,772           6,924,695
                                                     ------------        ------------
  NET INCREASE IN NET ASSETS FROM SHARE
  TRANSACTIONS ...................................     20,554,772           6,924,695
                                                     ------------        ------------
  TOTAL INCREASE IN NET ASSETS ...................     26,180,413           7,888,616
                                                     ------------        ------------
NET ASSETS:
  Beginning of Period ............................     17,919,647          10,031,031
                                                     ------------        ------------
  End of Period (undistributed net investment
  income of $37,102 and $66,652) .................   $ 44,100,060        $ 17,919,647
                                                     ------------        ------------

(1)  For share transactions, see Note 6 in the Notes to Financial Statements.




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                            CARDINAL SMALL CAP
                                                              VALUE FUND
                                                              OCTOBER 31, 2017
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                    SELECTED PER SHARE DATA & RATIOS
                                                       FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                                            PERIOD
                                             YEAR ENDED     YEAR ENDED     YEAR ENDED       ENDED
                                             OCTOBER 31,    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,
Institutional Class Shares                      2017           2016           2015           2014#
                                             ----------     -----------    ----------     ----------
Net Asset Value, Beginning of Period ......  $   10.63      $    10.19      $     9.93    $     10.00
                                             ---------      ----------      ----------    -----------
Income (Loss) from Investment Operations:
 Net Investment Income* ...................       0.02            0.06            0.11           0.04
 Net Realized and Unrealized Gain (Loss) ..       2.44            0.56            0.25          (0.11)
                                             ---------      ----------      ----------    -----------
 Total from Investment Operations .........       2.46            0.62            0.36          (0.07)
                                             ---------      ----------      ----------    -----------
Dividends and Distributions:
 Net Investment Income ....................      (0.04)          (0.11)          (0.07)            --
 Capital Gains ............................      (0.13)          (0.07)          (0.03)            --
                                             ---------      ----------      ----------    -----------
 Total Dividends and Distributions ........      (0.17)          (0.18)          (0.10)            --
                                             ---------      ----------      ----------    -----------
Net Asset Value, End of Period ............  $   12.92      $    10.63      $    10.19    $      9.93
                                             =========      ==========      ==========    ===========
TOTAL RETURN+ .............................     23.30%           6.27%           3.63%        (0.70)%
                                             =========      ==========      ==========    ===========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) .....  $ 44,100       $   17,920      $   10,031    $     6,727
Ratio of Expenses to Average Net Assets ...     1.00%            1.00%           1.00%          1.00%++
Ratio of Expenses to Average Net Assets
 (Excluding Waivers, Reimbursements and
 Fees Paid Indirectly) ....................     1.44%            2.43%           3.40%          6.19%++
Ratio of Net Investment Income to Average
 Net Assets ...............................     0.20%            0.54%           1.06%          0.70%++
Portfolio Turnover Rate ^ .................       53%              72%             39%            28%^

     AMOUNTS DESIGNATED AS "--" ARE EITHER NOT APPLICABLE, $0 OR HAVE BEEN ROUNDED TO $0.

#    COMMENCED OPERATIONS ON APRIL 1, 2014.

*    PER SHARE CALCULATIONS WERE PERFORMED USING AVERAGE SHARES FOR THE PERIOD.

+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. RETURN SHOWN DOES NOT REFLECT THE DEDUCTIONS OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE[]REDEMPTION OF FUND SHARES. TOTAL RETURN WOULD HAVE BEEN LOWER HAD THE ADVISER NOT WAIVED ITS FEE AND/OR REIMBURSED OTHER EXPENSES.

++   ANNUALIZED.

^    PORTFOLIO TURNOVER RATE IS FOR THE PERIOD INDICATED AND HAS NOT BEEN
     ANNUALIZED.



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                            CARDINAL SMALL CAP
                                                              VALUE FUND
                                                              OCTOBER 31, 2017
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND II (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 32 funds. The financial statements herein are those of the Cardinal Small Cap Value Fund (the "Fund"). The Fund commenced operations on April 1, 2014. The Fund is diversified and its investment objective is to seek to achieve long-term capital appreciation. The Fund invests primarily (at least 80% of its net assets) in securities of small capitalization companies. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund. The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB").

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of assets, the reported amount of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security's primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

     Securities for which market prices are not "readily available" are valued in accordance with fair value procedures established by the Fund's Board of Trustees (the "Board"). The Fund's fair value procedures are implemented through a fair value committee (the "Committee") designated by the Board. Some of the more common

THE ADVISORS' INNER CIRCLE FUND II                            CARDINAL SMALL CAP
                                                              VALUE FUND
                                                              OCTOBER 31, 2017
--------------------------------------------------------------------------------

     reasons that may necessitate that a security be valued using fair value procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

     In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level
     1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

          o Level 1 --Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

          o Level 2 -- Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

          o Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

     Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

     As of October 31, 2017, all of the Fund's investments were Level 1. For the year ended October 31, 2017, there were no transfers between Level 1 and Level 2

THE ADVISORS' INNER CIRCLE FUND II                            CARDINAL SMALL CAP
                                                              VALUE FUND
                                                              OCTOBER 31, 2017
--------------------------------------------------------------------------------

     assets and liabilities. For the year ended October 31, 2017, there were no Level 3 securities.

     For the year ended October 31, 2017, there have been no significant changes to the Fund's fair valuation methodology.

     FEDERAL INCOME TAXES -- It is the Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes have been made in the financial statements.

     The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management's conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., all open tax year ends, since inception), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

     As of and during the year ended October 31, 2017, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any interest or penalties.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date basis for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date.

     INVESTMENTS IN REITS -- Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains

THE ADVISORS' INNER CIRCLE FUND II                            CARDINAL SMALL CAP
                                                              VALUE FUND
                                                              OCTOBER 31, 2017
--------------------------------------------------------------------------------

     are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

     EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the funds based on the number of funds and/or relative daily net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund distributes substantially all of its net investment income annually. Distributions from net realized capital gains, if any, are declared and paid annually. All distributions are recorded on ex-dividend date.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the
"Distributor"). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer ("CCO") as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's advisors and service providers, as required by SEC regulations. The CCO's services and fees have been approved by and are reviewed by the Board.

4. ADMINISTRATION, DISTRIBUTION, CUSTODIAN AND TRANSFER AGENT AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement, under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the year ended October 31, 2017, the Fund paid $110,000 for these services.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

MUFG Union Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

Atlantic Fund Services, LLC serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

THE ADVISORS' INNER CIRCLE FUND II                            CARDINAL SMALL CAP
                                                              VALUE FUND
                                                              OCTOBER 31, 2017
--------------------------------------------------------------------------------

5.  INVESTMENT ADVISORY AGREEMENT:

Under the terms of an investment advisory agreement, Cardinal Capital Management, L.L.C. (the "Adviser") provides investment advisory services to the Fund at a fee, which is calculated daily and paid monthly at an annual rate of 0.70% of the Fund's average daily net assets. The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep the Institutional Class Shares' total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding 1.00% of the Fund's Institutional Class Shares' average daily net assets until May 31, 2018. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on May 31, 2018. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the board may permit the Adviser to retain the difference between total annual operating expenses and 1.00% to recapture all or a portion of its prior reductions or reimbursements made during the preceding three-year period. As of October 31, 2017, fees which were previously waived and/or reimbursed by the Adviser which may be subject to possible future reimbursement to the Adviser were $219,455, $210,955, and $154,714 expiring in 2018, 2019, and 2020 respectively.

6. SHARE TRANSACTIONS:

                                                     YEAR ENDED      YEAR ENDED
                                                     OCTOBER 31,     OCTOBER 31,
                                                         2017           2016
                                                      ---------      ----------
SHARE TRANSACTIONS:
Institutional Class Shares
  Issued ...........................................  2,471,898       1,347,392
  Reinvestment of Distributions ....................     24,834          15,794
  Redeemed .........................................   (769,887)       (662,361)
                                                      ---------      ----------
  NET INSTITUTIONAL CLASS SHARES CAPITAL SHARE
     TRANSACTIONS ..................................  1,726,845         700,825
                                                      ---------      ----------
  NET INCREASE IN SHARES OUTSTANDING FROM SHARE
     TRANSACTIONS ..................................  1,726,845         700,825
                                                      =========      ==========

7.  INVESTMENT TRANSACTIONS:

For the year ended October 31, 2017, the Fund made purchases of $36,620,549 and sales of $17,726,828 in investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

THE ADVISORS' INNER CIRCLE FUND II                            CARDINAL SMALL CAP
                                                              VALUE FUND
                                                              OCTOBER 31, 2017
--------------------------------------------------------------------------------

8. FEDERAL TAX INFORMATION:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences that are primarily attributable to REIT adjustments have been reclassified to (from) the following accounts:

                    UNDISTRIBUTED              ACCUMULATED
                    NET INVESTMENT             NET REALIZED
                    INCOME/(LOSS)               GAIN/LOSS
                    --------------            ------------
                       $15,269                  $(15,269)
                    --------------            ------------

These reclassifications had no impact on net assets or net asset value per share.

The tax character of dividends and distributions declared during the years ended October 31, 2017 and 2016 were as follows:


                        ORDINARY        LONG-TERM
                         INCOME        CAPITAL GAIN      TOTAL
                        --------       ------------    ---------
2017                   $ 117,446        $ 292,400      $ 409,846
2016                     138,621           55,228        193,849

As of October 31, 2017, the components of Distributable Earnings on a tax basis were as follows:

UNDISTRIBUTED ORDINARY INCOME ......................  $     37,103
UNDISTRIBUTED LONG-TERM CAPITAL GAINS ..............     2,124,889
UNREALIZED APPRECIATION ............................     4,556,326
                                                      ------------
TOTAL ACCUMULATED LOSSES ...........................  $  6,718,318
                                                      ============

For Federal income tax purposes the difference between Federal tax cost and book cost primarily relates to wash sales, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Fund at October 31, 2017, were as follows:

THE ADVISORS' INNER CIRCLE FUND II                            CARDINAL SMALL CAP
                                                              VALUE FUND
                                                              OCTOBER 31, 2017
--------------------------------------------------------------------------------

                     AGGREGATE GROSS    AGGREGATE GROSS
                       UNREALIZED         UNREALIZED         NET UNREALIZED
FEDERAL TAX COST      APPRECIATION       DEPRECIATION         APPRECIATION
----------------     ---------------     -------------       ---------------
  $ 39,560,738         $ 5,765,951       $ (1,209,625)        $ 4,556,326

The temporary book to tax differences primarily consist of wash sales.

9. CONCENTRATION OF RISKS

Equity Market Risk -- The risk that stock prices will fall over short or extended periods of time.

Manager Risk -- The performance of the Fund is dependent upon the portfolio managers' skill in making appropriate investments. The Adviser's investment strategy may fail to produce the intended result. As a result, the Fund may underperform its benchmark or peers.

REIT Risk -- REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs' operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in the Prospectus.

Small Capitalization Companies Risk -- The risk that small capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization stocks may be more volatile than those of larger companies. Small capitalization stocks may be traded over-the-counter or listed on an exchange. The market for small capitalization companies may be less liquid than the market for larger capitalization companies.

Value Style Risk -- If the Adviser's assessment of market conditions, or a company's value or its prospects for exceeding earnings expectations is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" may continue to be undervalued by the market for long periods of time.

THE ADVISORS' INNER CIRCLE FUND II                            CARDINAL SMALL CAP
                                                              VALUE FUND
                                                              OCTOBER 31, 2017
--------------------------------------------------------------------------------

10. OTHER:

At October 31, 2017, 73% of Institutional Class Shares total shares outstanding were held by three record shareholders each owning 10% or greater of the aggregate total shares outstanding. These shareholders were comprised of a record shareholder and several omnibus accounts that were held on behalf of various individual shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

11. REGULATORY MATTERS:

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amended Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. As of August 1, 2017, management has implemented the amendments to Regulation S-X, which did not have a material impact on the Fund's financial statements and related disclosures or impact the Fund's net assets or results of operations.

12.  SUBSEQUENT EVENTS:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through[]the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS' INNER CIRCLE FUND II                            CARDINAL SMALL CAP
                                                              VALUE FUND
                                                              OCTOBER 31, 2017
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees of
The Advisors' Inner Circle Fund II and Shareholders of
Cardinal Small Cap Value Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Cardinal Small Cap Value Fund (one of the funds constituting The Advisors' Inner Circle Fund II, hereafter referred to as the "Fund") as of October 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2017 by correspondence with the custodian and brokers and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 26, 2017

THE ADVISORS' INNER CIRCLE FUND II                  CARDINAL SMALL CAP
                                                    VALUE FUND
                                                    OCTOBER 31, 2017 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES
--------------------------------------------------------------------------------

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund's average net assets; this percentage is known as the mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (May 1, 2017 to October 31, 2017).

The table on the next page illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS' INNER CIRCLE FUND II                  CARDINAL SMALL CAP
                                                    VALUE FUND
                                                    OCTOBER 31, 2017 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES
--------------------------------------------------------------------------------

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

                                   BEGINNING      ENDING
                                    ACCOUNT       ACCOUNT    ANNUALIZED     EXPENSES
                                     VALUE         VALUE      EXPENSE     PAID DURING
                                    5/01/17      10/31/17     RATIOS        PERIOD*
-------------------------------------------------------------------------------------
Cardinal Small Cap Value Fund
-------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Class Shares        $1,000.00      $1,071.30     1.00%         $5.22

HYPOTHETICAL 5% RETURN
Institutional Class Shares        $1,000.00      $1,020.16     1.00%         $5.09

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period.)

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

THE ADVISORS' INNER CIRCLE FUND II                            CARDINAL SMALL CAP
                                                              VALUE FUND
                                                              OCTOBER 31, 2017
                                                              (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND
--------------------------------------------------------------------------------

Set forth below are the names, years of birth, positions with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Trustees." Messrs. Nesher and Doran are Trustees who may be

                         POSITION WITH TRUST                    PRINCIPAL
                         AND LENGTH OF TIME                   OCCUPATION(S)
NAME, ADDRESS, AGE           SERVED(1)                 DURING THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------
INTERESTED
TRUSTEES(3,4)
------------------------------------------------------------------------------------------------------
Robert Nesher             Chairman of the      SEI employee 1974 to present; currently performs
(Born: 1946)             Board of Trustees     various services on behalf of SEI Investments for
                            (Since 1991)       which Mr. Nesher is compensated.


------------------------------------------------------------------------------------------------------
William M. Doran(Born:       Trustee           Self-Employed Consultant since 2003. Partner at
1940)                      (Since 1991)        Morgan, Lewis & Bockius LLP (law firm) from 1976 to
                                               2003. Counsel to the Trust, SEI Investments, SIMC, the
                                               Administrator and the Distributor.


------------------------------------------------------------------------------------------------------
INDEPENDENT
TRUSTEES(4)
------------------------------------------------------------------------------------------------------
John K. Darr                 Trustee           Retired. Chief Executive Officer, Office of Finance,
(Born: 1944)               (Since 2008)        Federal Home Loan Banks, from 1992 to 2007.
------------------------------------------------------------------------------------------------------
Joseph T. Grause, Jr.        Trustee           Self-Employed Consultant since January 2012. Director
(Born: 1952)               (Since 2011)        of Endowments and Foundations, Morningstar
                                               Investment Management, Morningstar, Inc., 2010 to
                                               2011. Director of International Consulting and Chief
                                               Executive Officer of Morningstar Associates Europe
                                               Limited, Morningstar, Inc., 2007 to 2010.
------------------------------------------------------------------------------------------------------

(1) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust's Declaration of Trust.

(2) Directorships of Companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies under the 1940Act.

(3) Denotes Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.

(4)  Trustees oversee 32 funds in The Advisors' Inner Circle Fund II.

THE ADVISORS' INNER CIRCLE FUND II                            CARDINAL SMALL CAP
                                                              VALUE FUND
                                                              OCTOBER 31, 2017
                                                              (UNAUDITED)
--------------------------------------------------------------------------------

deemed to be "interested" persons of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-866-625-3346. The following chart listsTrustees and Officers as of October 31, 2017.


                              OTHER DIRECTORSHIPS
                         HELD IN THE PAST FIVE YEARS(2)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Current Directorships: Trustee of The Advisors' Inner Circle Fund, Bishop Street Funds, The KP Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Director of SEI Structured Credit Fund, LP, SEI Global Master Fund plc, SEI Global Assets Fund plc, SEI Global Investments Fund plc, SEI Investments--Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe) Ltd., SEI Investments--Unit Trust Management (UK) Limited, SEI Multi-Strategy Funds PLC and SEI Global Nominee Ltd.

Former Directorships: Director of SEI Alpha Strategy Portfolios, LP to 2013. Trustee of SEI Liquid Asset Trust to 2016.
--------------------------------------------------------------------------------
Current Directorships: Trustee of The Advisors' Inner Circle Fund, Bishop Street Funds, The KP Funds, The Advisors' Inner Circle Fund III, Winton Series Trust, Winton Diversified Opportunities Fund (closed-end investment company), Gallery Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Director of SEI Investments (Europe), Limited, SEI Investments--Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Asia), Limited, SEI Global Nominee Ltd. and SEI Investments -- Unit Trust Management (UK) Limited. Director of the Distributor since 2003.

Former Directorships: Director of SEI Alpha Strategy Portfolios, LP to 2013. Trustee of O'Connor EQUUS (closed-end investment company) to 2016. Trustee of SEI Liquid Asset Trust to 2016. Trustee of Winton Series Trust to 2017.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Current Directorships: Trustee of The Advisors' Inner Circle Fund, Bishop Street Funds and The KP Funds. Director of Federal Home Loan Bank of Pittsburgh, Meals on Wheels, Lewes/Rehoboth Beach and West Rehoboth Land Trust.
--------------------------------------------------------------------------------
Current Directorships: Trustee of The Advisors' Inner Circle Fund, Bishop
Street Funds and The KP Funds. Director of The Korea Fund, Inc.


--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND II                            CARDINAL SMALL CAP
                                                              VALUE FUND
                                                              OCTOBER 31, 2017
                                                              (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND
--------------------------------------------------------------------------------

                            POSITION(S) HELD
                             WITH THE TRUST                      PRINCIPAL
                             AND LENGTH OF                      OCCUPATIONS
NAME, ADDRESS, AGE           TIME SERVED(1)             DURING THE PAST FIVE YEARS
---------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
(CONTINUED)(3)
---------------------------------------------------------------------------------------------------
Mitchell A. Johnson      Trustee (Since 2005)    Retired. Private Investor since 1994.
(Born: 1942)


---------------------------------------------------------------------------------------------------
Betty L. Krikorian       Trustee (Since 2005)    Vice President, Compliance, AARP Financial Inc.,
(Born: 1943)                                     from 2008 to 2010. Self-Employed Legal and
                                                 Financial Services Consultant since 2003.
---------------------------------------------------------------------------------------------------
Bruce R. Speca                Trustee            Global Head of Asset Allocation, Manulife Asset
(Born: 1956)                (since 2011)         Management (subsidiary of Manulife Financial),
                                                 June 2010 to May 2011. Executive Vice President
                                                 -- Investment Management Services, John Hancock
                                                 Financial Services (subsidiary of Manulife
                                                 Financial), 2003 to 2010.
---------------------------------------------------------------------------------------------------
George J. Sullivan, Jr.       Trustee            Retired since 2012. Self-Employed Consultant,
(Born: 1942)             Lead Independent        Newfound Consultants Inc., 1997 to 2011.
                              Trustee
                            (Since 1999)


---------------------------------------------------------------------------------------------------
OFFICERS
---------------------------------------------------------------------------------------------------
Michael Beattie              President           Director of Client Service, SEI Investments
(Born: 1965)                (since 2011)         Company, since 2004.
---------------------------------------------------------------------------------------------------
John Bourgeois           Assistant Treasurer     Fund Accounting Manager, SEI Investments, since
(Born: 1973)                (Since 2017)         2000.
---------------------------------------------------------------------------------------------------
Stephen Connors              Treasurer,          Director, SEI Investments, Fund Accounting since
(Born: 1984)               Controller and        2014. Audit Manager, Deloitte & Touche LLP, from
                           Chief Financial       2011 to 2014. Audit Supervisor, BBD, LLP (formerly
                         Officer (Since 2015)    Briggs, Bunting & Dougherty, LLP), from 2007 to
                                                 2011.
---------------------------------------------------------------------------------------------------

(1) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust's Declaration of Trust.

(2) Directorships of Companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies under the 1940 Act.

(3)  Trustees oversee 32 funds in The Advisors'Inner Circle Fund II.

THE ADVISORS' INNER CIRCLE FUND II                            CARDINAL SMALL CAP
                                                              VALUE FUND
                                                              OCTOBER 31, 2017
                                                              (UNAUDITED)
--------------------------------------------------------------------------------




                              OTHER DIRECTORSHIPS
                         HELD IN THE PAST FIVE YEARS(2)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Current Directorships: Trustee of The Advisors' Inner Circle Fund, Bishop Street Funds, The KP Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Institutional Investments Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Director of Federal Agricultural Mortgage Corporation (Farmer Mac) since 1997.

Former Directorships: Director of SEI Alpha Strategy Portfolios, LP to 2013. Trustee of SEI Liquid Asset Trust to 2016.
--------------------------------------------------------------------------------
Current Directorships: Trustee of The Advisors' Inner Circle Fund, Bishop Street Funds and The KP Funds. Current Directorships: Trustee of The Advisors' Inner Circle Fund, Bishop Street Funds and The KP Funds. Director of Stone Harbor Investments Funds, Stone Harbor Emerging Markets Income Fund (closed-end fund) and Stone HArbor Emerging Markets Total Income Fund.



Current Directorships: The Advisors' Inner Circle Fund, Bishop Street Funds, The KP Funds, SEI Structured Credit Fund, LP, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust.

Former Directorships: Director of SEI Opportunity Fund, L.P. to 2010. Director of SEI Alpha Strategy Portfolios, LP to 2013. Trustee of SEI Liquid Asset Trust to 2016. Trustee/Director of State Street Navigator Securities Lending Trust to May, 2017.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                     None.

--------------------------------------------------------------------------------
                                     None.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                     None.



--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND II                            CARDINAL SMALL CAP
                                                              VALUE FUND
                                                              OCTOBER 31, 2017
                                                              (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND
--------------------------------------------------------------------------------

                          POSITION(S) HELD
                           WITH THE TRUST                        PRINCIPAL
                           AND LENGTH OF                      OCCUPATION(S)
 NAME, ADDRESS, AGE         TIME SERVED                 DURING THE PAST FIVE YEARS
--------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
--------------------------------------------------------------------------------------------------
Russell Emery            Chief Compliance     Chief Compliance Officer of SEI Structured Credit
(Born: 1962)                  Officer         Fund, LP since June 2007. Chief Compliance
                           (since 2006)       Officer of SEI Alpha Strategy Portfolios, LP
                                              from June 2007 to September 2013. Chief
                                              Compliance Officer of The Advisors' Inner Circle
                                              Fund, Bishop Street Funds, The KP Funds, The
                                              Advisors' Inner Circle Fund III, Winton Series Trust,
                                              Winton Diversified Opportunities Fund (closed-
                                              end investment company), Gallery Trust, SEI
                                              Institutional Managed Trust, SEI Asset Allocation
                                              Trust, SEI Institutional International Trust, SEI
                                              Institutional Investments Trust, SEI Daily Income
                                              Trust, SEI Tax Exempt Trust, Adviser Managed
                                              Trust, New Covenant Funds, SEI Insurance
                                              Products Trust and SEI Catholic Values Trust.
                                              Chief Compliance Officer of O'Connor EQUUS
                                              (closed-end investment company) to 2016. Chief
                                              Compliance Officer of SEI Liquid Asset Trust to
                                              2016.
--------------------------------------------------------------------------------------------------
Dianne M. Descoteaux       Vice President     Counsel at SEI Investments since 2010.
(Born: 1977)               and Secretary
                           (Since 2011)
--------------------------------------------------------------------------------------------------
Lisa Whittaker           Vice President and   Attorney, SEI Investments Company (2012-present).
(Born: 1978)            Assistant Secretary   Associate Counsel and Compliance Officer, The
                          (since 2013)        Glenmede Trust Company, N.A. (2011-2012).
--------------------------------------------------------------------------------------------------
Robert Morrow              Vice President     Account Manager, SEI Investments, since 2007.
(Born: 1968)                (Since 2017)
--------------------------------------------------------------------------------------------------
Bridgett E. Sudall          Anti-Money        Senior Associate and AML Officer, Morgan Stanley
(Born: 1980)                Laundering        Alternative Investment Partners from April 2011
                       Compliance Officer     to March 2015.
                       and Privacy Officer
                          (since 2015)
--------------------------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND II                            CARDINAL SMALL CAP
                                                              VALUE FUND
                                                              OCTOBER 31, 2017
                                                              (UNAUDITED)
--------------------------------------------------------------------------------



                              OTHER DIRECTORSHIPS
                          HELD IN THE PAST FIVE YEARS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                     None.






--------------------------------------------------------------------------------
                                     None.

--------------------------------------------------------------------------------
                                     None.


--------------------------------------------------------------------------------
                                     None.

--------------------------------------------------------------------------------
                                     None.


--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND II                            CARDINAL SMALL CAP
                                                               VALUE FUND
                                                               OCTOBER 31, 2017
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTICE TO SHAREHOLDERS (UNAUDITED)
--------------------------------------------------------------------------------

For shareholders that do not have an October 31, 2017 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2017 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2017, the Fund is designating the following items with regard to distributions paid during the year.

                                                QUALIFYING
                                                   FOR
                                                 CORPORATE
 LONG TERM        ORDINARY                       DIVIDENDS    QUALIFYING      U.S.        INTEREST      SHORT-TERM
CAPITAL GAIN       INCOME          TOTAL         RECEIVED      DIVIDEND    GOVERNMENT      RELATED     CAPITAL GAIN
DISTRIBUTION    DISTRIBUTION   DISTRIBUTIONS   DEDUCTION(1)    INCOME(2)   INTEREST(3)   DIVIDEDNS(4)  DIVIDENDS(5)
-------------------------------------------------------------------------------------------------------------------
  71.34%           28.66%        100.00%         100.00%       100.00%        0.00%         0.00%          0.00%

(1) QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION AND IS REFLECTED AS A PERCENTAGE OF ORDINARY INCOME DISTRIBUTIONS (THE TOTAL OF SHORT-TERM CAPITAL GAIN AND NET INVESTMENT INCOME DISTRIBUTIONS).

(2) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING DIVIDEND INCOME" AS CREATED BY THE JOBS AND GROWTH TAX RELIEF RECONCILIATION ACT OF 2003 AND IS REFLECTED AS A PERCENTAGE OF ORDINARY INCOME DISTRIBUTIONS (THE TOTAL OF SHORT-TERM CAPITAL GAIN AND NET INVESTMENT INCOME DISTRIBUTIONS). IT IS THE INTENTION OF EACH OF THE AFOREMENTIONED FUNDS TO DESIGNATE THE MAXIMUM AMOUNT PERMITTED BY LAW.

(3) "U.S. GOVERNMENT INTEREST" REPRESENTS THE AMOUNT OF INTEREST THAT WAS DERIVED FROM DIRECT U.S. GOVERNMENT OBLIGATIONS AND DISTRIBUTED DURING THE FISCAL YEAR. THIS AMOUNT IS REFLECTED AS A PERCENTAGE OF ORDINARY INCOME. GENERALLY, INTEREST FROM DIRECT U.S. GOVERNMENT OBLIGATIONS IS EXEMPT FROM STATE INCOME TAX. HOWEVER, FOR SHAREHOLDERS WHO ARE RESIDENTS OF CALIFORNIA, CONNECTICUT AND NEW YORK, THE STATUTORY THRESHOLD REQUIREMENTS WERE NOT SATISFIED TO PERMIT EXEMPTION OF THESE AMOUNTS FROM STATE INCOME.

(4) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "INTEREST RELATED DIVIDENDS" AND IS REFLECTED AS A PERCENTAGE OF ORDINARY INCOME DISTRIBUTION. INTEREST RELATED DIVIDENDS ARE EXEMPT FROM U.S. WITHHOLDING TAX WHEN PAID TO FOREIGN INVESTORS.

(5) THE PERCENTAGE OF THIS COLUMN REPRESENTS THE AMOUNT OF "SHORT-TERM CAPITAL GAIN DIVIDENDS" AND IS REFLECTED AS A PERCENTAGE OF SHORT-TERM CAPITAL GAIN DISTRIBUTION THAT IS EXEMPT FROM U.S. WITHHOLDING TAX WHEN PAID TO FOREIGN INVESTORS.


THE INFORMATION REPORTED HEREIN MAY DIFFER FROM THE INFORMATION AND DISTRIBUTIONS TAXABLE TO THE SHAREHOLDER FOR THE CALENDAR YEAR ENDING DECEMBER 31, 2017. COMPLETE INFORMATION WILL BE COMPUTED AND REPORTED WITH YOUR 2017 FORM 1099-DIV.

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









                      This page intentionally left blank.

                      This page intentionally left blank.

                         CARDINAL SMALL CAP VALUE FUND
                                   PO Box 588
                               Portland, ME 04112
                                 1-844-CCM-SEIC

                                    ADVISER:
                      Cardinal Capital Management, L.L.C.
                           Four Greenwich Office Park
                          Greenwich, Connecticut 06831

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                     SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                          Morgan, Lewis & Bockius LLP
                               1701 Market Street
                        Philadelphia, Pennsylvania 19103



              This information must be preceded or accompanied by
                       a current prospectus for the Fund.







                                                                 CAR-AR-001-0400

ITEM 2. CODE OF ETHICS.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant's board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are John Darr and George Sullivan, and they are independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by PricewaterhouseCoopers LLP ("PwC") related to the Trust

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                             2017                                                  2016
------------------------------------------------------------------------------------------------------------------------------------
                           All fees and   All fees and   All other            All fees and      All fees and         All other
                           services to    services to    fees and             services to       services to          fees and
                           the Trust      service        services to          the Trust         service              services to
                           that were      affiliates     that service         that were         affiliates that      service
                           pre-           were pre-      affiliates that      pre-              were pre-            affiliates that
                           approved       approved       did not require      approved          approved             did not require
                                                         pre-approval                                                pre-approval
------------------------------------------------------------------------------------------------------------------------------------
(a) Audit Fees (1)          $143,400         $0               $0               $140,400             $0                   $0
------------------------------------------------------------------------------------------------------------------------------------
(b) Audit-Related Fees        $0             $0               $0                  $0                $0                $220,000
------------------------------------------------------------------------------------------------------------------------------------
(c) Tax Fees                  $0             $0            $121,700               $0                $0                   $0
------------------------------------------------------------------------------------------------------------------------------------
(d) All Other Fees            $0             $0               $0                  $0                $0                   $0
------------------------------------------------------------------------------------------------------------------------------------

Fees billed by Ernst & Young LLP ("E&Y") related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                 Fiscal Year 2017                                            Fiscal Year 2016
------------------------------------------------------------------------------------------------------------------------------------
                           All fees and   All fees and   All other            All fees and      All fees and         All other
                           services to    services to    fees and             services to       services to          fees and
                           the Trust      service        services to          the Trust         service              services to
                           that were      affiliates     that service         that were         affiliates that      service
                           pre-           were pre-      affiliates that      pre-              were pre-            affiliates that
                           approved       approved       did not require      approved          approved             did not require
                                                         pre-approval                                                pre-approval
------------------------------------------------------------------------------------------------------------------------------------
(a) Audit Fees (1)          $22,475          N/A             N/A               $21,880             N/A                   N/A
------------------------------------------------------------------------------------------------------------------------------------
(b) Audit-Related Fees        N/A            N/A             N/A                 N/A               N/A                   N/A
------------------------------------------------------------------------------------------------------------------------------------
(c) Tax Fees                  N/A            N/A             N/A                 N/A               N/A                   N/A
------------------------------------------------------------------------------------------------------------------------------------
(d) All Other Fees            N/A            N/A             N/A                 N/A               N/A                   N/A
------------------------------------------------------------------------------------------------------------------------------------

Notes:
     (1) Audit fees include amounts related to the audit of the Trust's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(e)(1) The Trust's Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the "Policy"), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant's Chief Financial Officer ("CFO") and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:

(1) require specific pre-approval; (2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or (3) have been previously pre-approved in connection with the independent auditor's annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC's rules and whether the provision of such services would impair the auditor's independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Registrant, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and discussing with the independent auditor its methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

--------------------------------------------------------------------------------
                                      2017               2016
--------------------------------------------------------------------------------
          Audit-Related Fees           0%                 0%
--------------------------------------------------------------------------------
          Tax Fees                     0%                 0%
--------------------------------------------------------------------------------
          All Other Fees               0%                 0%
--------------------------------------------------------------------------------

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

--------------------------------------------------------------------------------
                                      2017               2016
--------------------------------------------------------------------------------
          Audit-Related Fees           0%                 0%
--------------------------------------------------------------------------------
          Tax Fees                     0%                 0%
--------------------------------------------------------------------------------
          All Other Fees               0%                 0%
--------------------------------------------------------------------------------

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for services rendered to the Registrant, and rendered to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal years were $121,700 and $220,000 for 2017 and 2016, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for services rendered to the Registrant, and rendered to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the two fiscal years were $0 and $0 for 2017 and 2016, respectively.

(h) During the past fiscal year, all non-audit services provided by Registrant's principal accountant to either Registrant's investment adviser or to any entity controlling, controlled by, or under common control with Registrant's investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant's Board of Trustees. Included in the audit committee's pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees during the period covered by this report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c)) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 270.30a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.3a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                                  The Advisors' Inner Circle Fund II



By (Signature and Title)                      /s/ Michael Beattie
                                              --------------------------
                                              Michael Beattie
                                              President

Date: January 9, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)                      /s/ Michael Beattie
                                              --------------------------
                                              Michael Beattie
                                              President

Date: January 9, 2018


By (Signature and Title)                      /s/ Stephen Connors
                                              --------------------------
                                              Stephen Connors
                                              Treasurer, Controller, and
                                              Chief Financial Officer

Date: January 9, 2018

* Print the name and title of each signing officer under his or her signature.